Total Equity	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Total Equity

12. Total Equity

The Company is authorized to issue 200 million shares of common stock and 25 million shares of preferred stock. Condensed consolidated statements of changes in total equity are presented below for the three months ended March 28, 2014 and March 29, 2013 (in millions):

		General Cable Total Equity
	Total Equity	Common Stock Amount	Add’l Paid in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interest
Balance, December 31, 2013	$1,379.8	$0.6	$699.6	$(155.3)	$847.4	$(112.1)	$99.6
Comprehensive income (loss)	(349.3)	—	—	—	(315.4)	(8.9)	(25.0)
Stock dividends	(9.0)				(9.0)
Repurchase of common shares	(30.7)	—	—	(30.7)	—	—	—
Other — issuance pursuant to restricted stock, stock options and other	2.5		2.2	0.3

Balance, March 28, 2014	$993.3	$0.6	$701.8	$(185.7)	$523.0	$(121.0)	$74.6

		General Cable Total Equity
	Total Equity	Preferred Stock Amount	Common Stock Amount	Add’l Paid in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interest
Balance, December 31, 2012	$1,448.2	$3.8	$0.6	$676.7	$(137.0)	$892.2	$(104.6)	$116.5
Comprehensive income (loss)	(45.3)					(45.7)	(2.1)	2.5
Preferred stock dividend	(0.1)					(0.1)
Excess tax benefit from stock based compensation	(1.0)			(1.0)
Dividends paid to non-controlling interest	(0.3)							(0.3)
Other — issuance pursuant to restricted stock, stock options and other	1.9			1.3	0.6			—

Balance, March 29, 2013	$1,403.4	$3.8	$0.6	$677.0	$(136.4)	$846.4	$(106.7)	$118.7

The components of accumulated other comprehensive income (loss) as of March 28, 2014 and December 31, 2013, respectively, consisted of the following (in millions):

	March 28, 2014		December 31, 2013
	Company Common Shareholders	Non-Controlling Interest	Company Common Shareholders	Non-Controlling Interest
Foreign currency translation adjustment	$(76.9)	$(25.5)	$(67.1)	$(24.5)
Change in fair value of pension benefit obligation, net of tax	(51.7)	(2.9)	(52.6)	(2.9)
Company deferred stock held in rabbi trust, net of tax	7.3	—	7.3	—
Other	0.3	—	0.3	—

Accumulated other comprehensive income (loss)	$(121.0)	$(28.4)	$(112.1)	$(27.4)

The following is the detail of the change in the Company’s accumulated other comprehensive income (loss) from December 31, 2013 to March 28, 2014 including the effect of significant reclassifications out of accumulated other comprehensive income (in millions, net of tax):

	Foreign currency translation	Change of fair value of pension benefit obligation	Deferred stock held in rabbi trust	Other	Total
Balance, December 31, 2013	$(67.1)	$(52.6)	$7.3	$0.3	$(112.1)
Other comprehensive income before reclassifications	(9.8)	—	—	—	(9.8)
Amounts reclassified from accumulated other comprehensive income	—	0.9	—	—	0.9
Net current — period other comprehensive income	(9.8)	0.9	—	—	(8.9)

Balance, March 28, 2014	$(76.9)	$(51.7)	$7.3	$0.3	$(121.0)

The following is the detail of the change in the Company’s accumulated other comprehensive income (loss) from December 31, 2012 to March 29, 2013 including the effect of significant reclassifications out of accumulated other comprehensive income (in millions, net of tax):

	Foreign currency translation	Change of fair value of pension benefit obligation	Change in fair value of derivatives	Deferred stock held in rabbi trust	Other	Total
Balance, December 31, 2012	$(27.9)	$(84.4)	$0.1	$7.3	$0.3	$(104.6)
Other comprehensive income before reclassifications	(4.2)	—	(0.8)	—	—	(5.0)
Amounts reclassified from accumulated other comprehensive income	—	2.7	0.2	—	—	2.9

Net current — period other comprehensive income	(4.2)	2.7	(0.6)	—	—	(2.1)

Balance, March 29, 2013	$(32.1)	$(81.7)	$(0.5)	$7.3	$0.3	$(106.7)

The following is the detail of the reclassifications out of accumulated other comprehensive income (loss) for the three months ended March 28, 2014 (in millions, net of tax):

	Three Fiscal Months Ended March 28, 2014	Three Fiscal Months Ended March 29, 2013
	Amount reclassified from accumulated other comprehensive income	Amount reclassified from accumulated other comprehensive income	Affected line item in the Consolidated Statement of Operations and Comprehensive Income (Loss)
Change in fair value of derivatives:
Commodity contracts	$—	$0.2	Cost of Sales

Total — Change in fair value of derivatives	—	0.2

Amortization of defined pension items
Prior service cost	0.2	2.3	SG&A
Net loss	0.7	0.4	SG&A

Total — Amortization of defined benefit pension items	0.9	2.7

Total	$0.9	$2.9

Stock Repurchase Programs

On December 10, 2013 the Company’s Board of Directors authorized the extension of the Company’s existing $125 million share repurchase program through the end of 2014. Stock purchases under this program may be made through the open market and privately negotiated transactions at times and in such amounts as deemed appropriate by a special committee appointed by the Board. Under this stock repurchase program the Company purchased $30.7 million, or 1,000,000 common shares at an average price of $30.73 per share, during the three months ended March 28, 2014. The Company’s future repurchase of shares is subject to the terms of the Company’s Revolving Credit Facility and the indentures governing the Subordinated Convertible Notes, Senior Floating Notes and 5.75% Senior Notes.

Dividends on Common Stock

On May 20, 2013 the Company’s Board of Directors authorized the payment of a regular quarterly dividend. During the three months ended March 28, 2014 the Company paid a quarterly cash dividend of $0.18 per share, or approximately $9.0 million in total. Future declarations of dividends and the establishment of future record dates and payment dates are subject to the final determination of our Board of Directors. In determining dividends, the Board of Directors takes into consideration items such as general business conditions, financial performance, projected cash flows and anticipated financing needs. Future payments of dividends is also subject to the Company’s Revolving Credit Facility, the indentures governing the Subordinated Convertible Notes, Senior Floating Rate Notes and 5.75% Senior Notes, and the requirements of Delaware General Corporation law.

Deferred Compensation Plan

The Company maintains a deferred compensation plan (“Deferred Compensation Plan”) under the terms and conditions disclosed in the Company’s 2013 Annual Report on Form 10-K. The Company accounts for the Deferred Compensation Plan in accordance with ASC 710—Compensation—General as it relates to arrangements where amounts earned are held in a rabbi trust. The market value of mutual fund investments, nonvested and subsequently vested stock and restricted stock in the rabbi trust was $39.9 million and $42.0 million as of March 28, 2014 and December 31, 2013, respectively. The market value of the assets held by the rabbi trust, exclusive of the market value of the shares of the Company’s nonvested and subsequently vested restricted stock, restricted stock units held in the deferred compensation plan and Company stock investments by participants’ elections, at March 28, 2014 and December 31, 2013 was $22.7 million and $22.2 million, respectively, and is classified as “other non-current assets” in the condensed consolidated balance sheets. Amounts payable to the plan participants at March 28, 2014 and December 31, 2013, excluding the market value of the shares of the Company’s nonvested and subsequently vested restricted stock and restricted stock units held, were $24.4 million and $24.2 million, respectively, and are classified as “other liabilities” in the condensed consolidated balance sheets.

13. Total Equity

General Cable is authorized to issue 200 million shares of common stock and 25 million shares of preferred stock.

The components of accumulated other comprehensive income (loss) as of December 31, 2013 and December 31, 2012, respectively, consisted of the following (in millions):

	Fiscal Years Ended
	December 31, 2013		December 31, 2012
	Company Common Shareholders	Noncontrolling Interest	Company Common Shareholders	Noncontrolling Interest
Foreign currency translation adjustment	$(67.1)	$(24.5)	$(27.9)	$(16.8)
Pension adjustments, net of tax	(52.6)	(2.9)	(84.4)	(3.1)
Change in fair value of derivatives, net of tax	—	—	0.1	(0.4)
Company deferred stock held in rabbi trust, net of tax	7.3	—	7.3	—
Other	0.3	—	0.3	—

Accumulated other comprehensive income (loss)	$(112.1)	$(27.4)	$(104.6)	$(20.3)

The following is the detail of the change in the Company’s accumulated other comprehensive income (loss) from December 31, 2012 to December 31, 2013 including the effect of significant reclassifications out of accumulated other comprehensive income as required by ASC 2013-02 (in millions, net of tax):

	Foreign currency translation	Change of fair value of pension benefit obligation	Change in fair value of derivatives	Deferred stock held in rabbi trust	Other	Total
Balance, December 31, 2012	$(27.9)	$(84.4)	$0.1	$7.3	$0.3	$(104.6)
Other comprehensive income before reclassifications	(39.2)	13.6	(0.8)	—	—	(26.4)
Amounts reclassified from accumulated other comprehensive income	—	18.2	0.7	—	—	18.9

Net current—period other comprehensive income (loss)	(39.2)	31.8	(0.1)	—	—	(7.5)

Balance, December 31, 2013	$(67.1)	$(52.6)	$—	$7.3	$0.3	$(112.1)

The following is the detail of the reclassifications out of accumulated other comprehensive income (loss) for the year ended December 31, 2013 (in millions, net of tax):

	Year Ended, December 31, 2013
	Amount reclassified from accumulated other comprehensive income	Affected line item in the Consolidated Statement of Operations and Comprehensive Income (Loss)
Change in fair value of derivatives:
Commodity contracts	$0.7	Cost of Sales

Total—Change in fair value of derivatives	0.7

Amortization of defined pension items
Prior service cost	1.7	SG&A
Net loss	16.5	SG&A

Total—Amortization of defined benefit pension items	18.2

Total	$18.9

Stock Repurchase Programs

On December 10, 2013, the Company’s Board of Directors authorized the extension of the Company’s existing $125 million share repurchase program through the end of 2014. Stock purchases under this program may be made through the open market and privately negotiated transactions at times and in such amounts as deemed appropriate by a special committee appointed by the Board. Under the stock repurchase program, the Company purchased $19.5 million, or 597,531 common shares at an average price of $32.65 per share, during the year ended December 31, 2013. Under the prior stock repurchase program the Company purchased $1.2 million, or 50,000 common shares at an average price of $24.80 per share, during the year ended December 31, 2012. The Company’s future repurchase of shares is subject to the terms of the Company’s Revolving Credit Facility and the indentures governing the Subordinated Convertible Notes, Senior Floating Rate Notes and 5.75% Senior Notes.

Preferred Stock

The Company issued 2,070,000 shares of General Cable 5.75% Series A Redeemable Convertible Preferred Stock (“Series A preferred stock”) on November 24, 2003. Zero shares and 76,002 were outstanding under the original terms of the Series A preferred stock issuance as of December 31, 2013 and 2012, respectively. The Company’s outstanding shares of the Series A preferred stock were to be mandatorily redeemed on November 24, 2013. Prior to the redemption date, all but two shareholders elected to convert their shares into shares of the Company’s common stock at the conversion ratio of 5.056 shares of common stock per share of Series A preferred stock. As a result of the conversions and mandatory redemption, as of November 25, 2013, no shares of the Series A preferred stock were outstanding.

Dividends on Common Stock

On May 20, 2013, the Company’s Board of Directors authorized the payment of a regular quarterly dividend of $0.18 per quarter. During the year ended December 31, 2013, the Company paid in total approximately $26.7 million to all common shareholders of record, or $0.54 per share. Future declarations of dividends and the establishment of future record dates and payment dates are subject to the final determination of our Board of Directors. In determining dividends, the Board of Directors takes into consideration items such as general business conditions, financial performance, projected cash flows and anticipated financing needs. Future payments of dividends is also subject to the Company’s Revolving Credit Facility, the indentures governing the Subordinated Convertible Notes, Senior Floating Rate Notes and 5.75% Senior Notes, and the requirements of Delaware General Corporation law.

Deferred Compensation Plan

The Company maintains a deferred compensation plan (“Deferred Compensation Plan”). This plan is available to directors and certain officers and managers of the Company. The plan allows participants to defer all or a portion of their directors’ fees and/or salary and annual bonuses, as applicable, and it permits participants to elect to contribute and defer all or any portion of their nonvested stock, restricted stock and stock awards. All deferrals to the participants’ accounts vest immediately; Company contributions vest according to the vesting schedules in the qualified plan and nonvested stock and restricted stock vests according to the schedule designated by the award. The Company makes matching and retirement contributions (currently equal to 6%) of compensation paid over the maximum allowed for qualified pension benefits, whether or not the employee elects to defer any compensation. The Deferred Compensation Plan does not have dollar limits on tax-deferred contributions. The assets of the Deferred Compensation Plan are held in a Rabbi Trust (“Trust”) and, therefore, are available to satisfy the claims of the Company’s creditors in the event of bankruptcy or insolvency of the Company. Participants have the right to request that their account balance be determined by reference to specified investment alternatives (with the exception of the portion of the account which consists of deferred nonvested and subsequently vested stock and restricted stock). With certain exceptions, these investment alternatives are the same alternatives offered to participants in the General Cable Retirement and Savings Plan for Salaried Associates. In addition, participants have the right to request that the Plan Administrator re-allocate the deferral among available investment alternatives; provided, however that the Plan Administrator is not required to honor such requests. Distributions from the plan are generally made upon the participants’ termination as a director and/or employee, as applicable, of the Company. Participants receive payments from the plan in cash, either as a lump sum payment or through equal annual installments from between one and ten years, except for the nonvested and subsequently vested stock and restricted stock, which the participants receive in shares of General Cable stock.

The Company accounts for its Deferred Compensation Plan in accordance with ASC 710—Compensation — General, as it relates to arrangements where amounts earned are held in rabbi trusts. Assets of the Trust, other than the nonvested and subsequently vested stock and restricted stock of the Company, are invested in funds covering a variety of securities and investment strategies, approximately 89% are invested in mutual funds and the remaining 11% are invested in a General Cable stock fund. Mutual funds available to participants are publicly quoted and reported at market value. The Company accounts for these investments as trading securities in accordance with ASC 320—Investments — Debt and Equity Securities. The Trust also holds nonvested and subsequently vested stock and restricted stock shares of the Company. The Company’s nonvested and subsequently vested and restricted stock that are held by the Trust are accounted for in additional paid-in capital as discussed in ASC 718—Compensation — Stock Compensation.

The market value of mutual fund investments, nonvested and subsequently vested stock and restricted stock in the Trust was $42.0 million and $38.1 million as of December 31, 2013 and 2012, respectively. The market value of the assets held by the Trust, exclusive of the market value of the shares of the Company’s nonvested and subsequently vested restricted stock, restricted stock units held in the deferred compensation plan and Company stock investments by participants’ elections, at December 31, 2013 and December 31, 2012 was $22.2 million and $17.7 million, respectively, and is classified as “other non-current assets” in the consolidated balance sheets. Amounts payable to the plan participants at December 31, 2013 and 2012, excluding the market value of the shares of the Company’s nonvested and subsequently vested restricted stock and restricted stock units held, was $24.2 million and $19.8 million, respectively, and is classified as “other liabilities” in the consolidated balance sheets.

In accordance with ASC 710—Compensation — General, all market value fluctuations of the Trust assets, exclusive of the shares of nonvested and subsequently vested stock and restricted stock of the Company, are effectively offset by changes in the market value of the deferred compensation liability held by the Trust, which are included as compensation expense in the consolidated statements of operations and comprehensive income (loss). Prior to 2012, management had classified the mutual fund assets as available for sale; as such, changes in the value of these investments were recorded in accumulated other comprehensive income.